RELATED PARTY TRANSACTIONS - Disclosure of Remuneration of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Short-term employee benefits	$ 21,237	$ 17,554
Post-employment benefits	1,358	1,267
Termination benefits	1,875	72
Share-based payment settled in equity	29,351	6,066
Share-based settled in cash	25,834	283
Key management personnel compensation	$ 79,655	$ 25,242